SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I
MAY 29, 1998
PROSPECTUS

   On January 21, 1999, Rated Money Market Portfolio was merged into Domestic Portfolio and shareholders of Rated Money Market Portfolio became shareholders of the corresponding class of Domestic Portfolio. The merger was voted on and approved at a Special Meeting of the Shareholders of Rated Money Market Portfolio on December 16, 1998. Rated Money Market Portfolio ceased to exist and is not offered.

   The following information replaces similar information found under the heading "How to Sell Shares" in the "Your Account" section on page 25.

   You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, which may require a signature guarantee, to Fidelity Client Services at the address shown on page 24.

The following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment
Principles and Risks" section on page 20.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.

RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.

The following information replaces similar information found in "Investment Principles and Risks" beginning on page 15.

TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.

The following information supplements information found in "Investment Principles and Risks" beginning on page 15.

THE FUNDS comply with industry-standard requirements for the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II MAY 29, 1998
PROSPECTUS

   On January 21, 1999, Rated Money Market Portfolio was merged into Domestic Portfolio and shareholders of Rated Money Market Portfolio became shareholders of the corresponding class of Domestic Portfolio. The merger was voted on and approved at a Special Meeting of the Shareholders of Rated Money Market Portfolio on December 16, 1998. Rated Money Market Portfolio ceased to exist and is not offered.

   The following information replaces similar information found under the heading "How to Sell Shares" in the "Your Account" section on page 25.

   You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, which may require a signature guarantee, to Fidelity Client Services at the address shown on page 24.

The following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment
Principles and Risks" section on page 20.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.

RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.

The following information replaces similar information found in "Investment Principles and Risks" beginning on page 15.

TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.

The following information supplements information found in "Investment Principles and Risks" beginning on page 15.

THE FUNDS comply with industry-standard requirements for the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS III MAY 29, 1998
PROSPECTUS

   On January 21, 1999, Rated Money Market Portfolio was merged into Domestic Portfolio and shareholders of Rated Money Market Portfolio became shareholders of the corresponding class of Domestic Portfolio. The merger was voted on and approved at a Special Meeting of the Shareholders of Rated Money Market Portfolio on December 16, 1998. Rated Money Market Portfolio ceased to exist and is not offered.

   The following information replaces similar information found under the heading "How to Sell Shares" in the "Your Account" section on page 25.

   You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, which may require a signature guarantee, to Fidelity Client Services at the address shown on page 24.

The following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment
Principles and Risks" section on page 20.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.

RESTRICTIONS: Each of Domestic Portfolio, Rated Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

Tax-Exempt Portfolio may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.

The following information replaces similar information found in "Investment Principles and Risks" beginning on page 15.

TREASURY PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

GOVERNMENT PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

DOMESTIC PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

RATED MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund will not purchase any securities of foreign issuers that mature beyond January 21, 1999, the anticipated effective date of the Proposed Reorganization. The fund also may enter into reverse repurchase agreements. The fund generally intends to maintain a dollar-weighted average maturity of 60 days or less.

TAX-EXEMPT PORTFOLIO seeks to earn a high level of current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types, including securities structured so that they are eligible investments for the fund. The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR. FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is free from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.

The following information supplements information found in "Investment Principles and Risks" beginning on page 15.

THE FUNDS comply with industry-standard requirements for the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.